Consolidated Statements of Comprehensive Income (Loss) - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net sales	$ 35,869,314	$ 34,171,201	$ 35,678,253
Cost of sales	(29,211,724)	(30,067,141)	(30,563,315)
Gross profit	6,657,590	4,104,060	5,114,938
Administrative expenses	(2,019,328)	(1,637,425)	(1,080,012)
Other income (expense), net	546,749	(136,582)	15,052
Interest income	107,826	145,995	312,821
Interest expense	(53,746)	(55,049)	(16,511)
Foreign exchange loss, net	(363,164)	(784,583)	(146,896)
Income before income taxes	4,875,927	1,636,416	4,199,392
Income taxes	(2,077,844)	(3,276,274)	(752,462)
Net income (loss) for the year	2,798,083	(1,639,858)	3,446,930
Comprehensive (loss) for the year:
Translation effects of foreign subsidiaries	(357,217)	(1,103,310)	(615,167)
Total other comprehensive (loss) for the year, net of income taxes	(357,217)	(1,103,310)	(615,167)
Comprehensive income (loss) for the year, net of tax	2,440,866	(2,743,168)	2,831,763
Net income (loss) attributable to:
Controlling interest	2,798,188	(1,635,909)	3,653,347
Non-controlling interest	(105)	(3,949)	(206,417)
Net income (loss) for the year	2,798,083	(1,639,858)	3,446,930
Comprehensive income (loss) attributable to:
Controlling interest	2,429,656	(3,091,337)	3,046,560
Non-controlling interest	11,210	348,169	(214,797)
Comprehensive income (loss) for the year, net of tax	$ 2,440,866	$ (2,743,168)	$ 2,831,763
Income per share:
Weighted average shares outstanding (in thousands of shares)	463,483	465,069	489,537
Income (loss) per share (controlling interest) (Mexican pesos)	$ 6.04	$ (3.52)	$ 7.46